ANNUAL REPORT

                               SEPTEMBER 30, 1998

                            THE ROCKLAND GROWTH FUND
                                  RETAIL CLASS
                              INSTITUTIONAL CLASS

                                 ANNUAL REPORT

                                                               November 19, 1998

Dear Fellow Shareholders,

  With the Federal Reserve cutting interest rates three times in the last month or so, we believe that the stock market is getting the fuel necessary for another leg up. Since our quarterly letter on September 30, the small cap market went through a climactic downdraft, but came roaring back on very strong volume. We continue to have significant net new additions to client investments in the Rockland Growth Fund, which is testimony to the confidence that our shareholders have in our small cap growth stock investment selections.

  To clarify our capital gains situation, it appears that there will be a net loss in the Fund of approximately half a million dollars which can be carried forward to offset gains in future tax years. So despite having a positive return for the calendar year to date at the time of this letter, you can be assured that you will pay no taxes for 1998.

  We wish all of you the very best holiday season and we will update you again after the calendar year-end.

  Thank you for your support,
  /s/ Richard H. Gould              /s/ Charles S. Cruice

  Richard H. Gould CFA CMT          Charles S. Cruice

                      GREENVILLE CAPITAL MANAGEMENT, INC.
                                    Presents
                            THE ROCKLAND GROWTH FUND
                                  a Series of
 The Rockland Funds Trust  o  P. O. Box 701  o  Milwaukee, Wisconsin 53201-0701
                               o  1-800-497-3933

          Rockland Growth Fund--
 date          Institutional          S&P 500        NASDAQ Composite
12/2/96           $10,000             $10,000             $10,000
3/31/97            $9,004             $10,065              $9,459
9/30/97           $14,452             $12,707             $13,084
3/31/98           $13,661             $14,896             $14,265
9/30/98           $11,532             $13,856             $13,179

         Rockland Growth  Rockland Growth
             Fund --          Fund --                   NASDAQ
 date      Retail Load    Retail No Load    S&P 500   Composite  Russell 2000
12/2/96      $10,000         $10,000        $10,000     $10,000     $10,000
3/31/97       $8,711          $8,980        $10,065      $9,459      $9,731
9/30/97      $13,987         $14,420        $12,707     $13,084     $12,992
3/31/98      $13,200         $13,609        $14,896     $14,265     $13,820
9/30/98      $11,129         $11,473        $13,856     $13,179     $10,521

FOR THE PERIOD ENDED SEPTEMBER 30, 1998
                                                          ANNUALIZED SINCE
                                          ONE YEAR   COMMENCEMENT OF OPERATIONS
                                          --------   --------------------------
Rockland Growth Fund -- Institutional     (20.21)%              8.11%
Rockland Growth Fund -- Retail No Load    (20.44)%              7.81%
Rockland Growth Fund -- Retail Load       (22.85)%              6.02%
S&P 500                                      9.05%             19.51%
NASDAQ Composite                             0.73%             16.28%
Russell 2000                              (18.90)%              2.81%

The Standard & Poor's 500 Index (S&P 500) is a capital-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. The NASDAQ Composite Index is a broad-based capitalization-weighted index of all NASDAQ stocks. The Russell 2000 is an unmanaged index of 2,000 stocks weighted by market capitalization. This chart assumes an initial gross investment of $10,000 made on 12/2/96 (commencement of operations). Returns shown include the reinvestment of all dividends. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

ROCKLAND GROWTH FUND
INDEPENDENT AUDITOR'S REPORT

The Shareholders and Board of Trustees
The Rockland Funds Trust

  We have audited the accompanying statement of assets and liabilities of Rockland Growth Fund (the "Fund"), including the schedule of investments, as of September 30, 1998, and the related statement of operations for the year then ended, statements of changes in net assets for the two year period then ended and financial highlights for the periods presented herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 1998 and the results of operations, changes in its net assets and the financial highlights for each of the periods referred to above, in conformity with generally accepted accounting principles.

                                                  /s/ KPMG Peat Marwick LLP

Milwaukee, Wisconsin
October 14, 1998

ROCKLAND GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 1998

ASSETS:
  Investments, at value (cost $10,340,365)                      $ 11,201,112
  Deposits with brokers for securities sold short                     59,871
  Receivable for investments sold                                  1,153,690
  Receivable for capital shares sold                                   5,010
  Dividends and interest receivable                                    7,605
  Receivable from Advisor                                              5,145
  Organizational expenses, net of accumulated amortization            21,519
  Other assets                                                         4,128
                                                                ------------
          Total Assets                                            12,458,080
                                                                ------------
LIABILITIES:
  Payable for investments purchased                                  512,450
  Securities sold short at value (proceeds of $87,660)                89,063
  Accrued expenses and other liabilities                              37,845
                                                                ------------
          Total Liabilities                                          639,358
                                                                ------------
NET ASSETS                                                      $ 11,818,722
                                                                ------------
                                                                ------------
NET ASSETS CONSIST OF:
  Capital stock                                                   11,611,048
  Accumulated net realized loss on investments sold                 (651,670)
  Net unrealized appreciation (depreciation) on:
      Investments                                                    860,747
      Short positions                                                 (1,403)
                                                                ------------
          Total Net Assets                                      $ 11,818,722
                                                                ------------
                                                                ------------
RETAIL CLASS:
  Net assets                                                    $  1,137,385
  Shares of beneficial interest outstanding
    (unlimited shares of $.001 par value authorized)                 101,847
  Net asset value and redemption price per share                $      11.17
                                                                ------------
                                                                ------------
  Maximum offering price per share                              $      11.52
                                                                ------------
                                                                ------------
INSTITUTIONAL CLASS:
  Net assets                                                     $10,681,337
  Shares of beneficial interest outstanding
    (unlimited shares of $.001 par value authorized)                 953,164
  Net asset value, redemption price and
    offering price per share                                    $      11.21
                                                                ------------
                                                                ------------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENT OF OPERATIONS -- YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME:
  Dividend income (net of foreign taxes withheld of $34)        $      4,823
  Interest income                                                     26,994
                                                                ------------
          Total investment income                                     31,817
                                                                ------------
EXPENSES:
  Investment advisory fee                                            123,072
  Administration fee                                                  47,271
  Shareholder servicing and accounting costs                          67,997
  Custody fees                                                        13,817
  Federal and state registration                                      16,692
  Professional fees                                                   21,343
  Reports to shareholders                                              6,594
  Trustees' fees and expenses                                          2,920
  Amortization of organizational expenses                              6,935
  Distribution expenses -- Retail Class                                3,019
  Other                                                               13,327
                                                                ------------
          Total operating expenses before reimbursement              322,987
  Less:  Reimbursement from Adviser                                 (107,092)
                                                                ------------
          Total expenses                                             215,895
                                                                ------------
NET INVESTMENT LOSS                                                 (184,078)
                                                                ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on:
      Long transactions                                             (395,128)
      Short transactions                                              79,004
  Change in unrealized appreciation/depreciation on:
      Investments                                                 (2,270,961)
      Short positions                                                 (1,403)
                                                                ------------
  Net realized and unrealized loss on investments                 (2,588,488)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $ (2,772,566)
                                                                ------------
                                                                ------------

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                         DECEMBER 2, 1996(1)<F1>
                                         YEAR ENDED              THROUGH
                                     SEPTEMBER 30, 1998    SEPTEMBER 30, 1997
                                     ------------------    ------------------
OPERATIONS:
  Net investment loss                   $   (184,078)       $     (60,498)
  Net realized gain (loss) on:
      Long transactions                     (395,128)              54,223
      Short transactions                      79,004                   --
  Change in unrealized appreciation/
  depreciation on:
      Investments                         (2,270,961)           3,131,708
      Short positions                         (1,403)                  --
                                         -----------          -----------
  Net increase (decrease)
    in net assets resulting
    from operations                       (2,772,566)           3,125,433
                                         -----------          -----------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                3,339,381            8,838,306
  Shares issued to holders in
    reinvestment of dividends                270,117                2,509
  Cost of shares redeemed                   (517,134)            (182,299)
                                         -----------          -----------
  Net increase in net assets
    resulting from capital
    share transactions                     3,092,364            8,658,516
                                         -----------          -----------
DISTRIBUTIONS TO RETAIL CLASS
  SHAREHOLDERS:
   In excess of net realized gains           (14,424)                  --
   Return of capital                         (11,862)                  --
                                         -----------          -----------
                                             (26,286)                  --
DISTRIBUTIONS TO INSTITUTIONAL CLASS
  SHAREHOLDERS:
  In excess of net investment income              --               (3,001)
  In excess of net realized gains           (140,328)                  --
  Return of capital                         (115,410)                  --
                                         -----------          -----------
                                            (255,738)              (3,001)
NET INCREASE IN NET ASSETS                    37,774           11,780,948
NET ASSETS:
  Beginning of period                     11,780,948                    0
                                         -----------          -----------
  End of period                          $11,818,722          $11,780,948
                                         -----------          -----------
                                         -----------          -----------

(1)<F1>Commencement of operations.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                                        DECEMBER 2, 1996(1)<F2>
                                                                 YEAR ENDED                     THROUGH
                                                             SEPTEMBER 30, 1998            SEPTEMBER 30, 1997
                                                          -----------------------      -------------------------
                                                          RETAIL     INSTITUTIONAL      RETAIL     INSTITUTIONAL
                                                           CLASS         CLASS           CLASS         CLASS
                                                          ------    --------------      ------     --------------
Per Share Data:
Net asset value, beginning of period                      $ 14.42        $ 14.43        $ 10.00        $ 10.00
                                                           ------         ------         ------         ------
Income from investment operations:
     Net investment loss                                    (0.20)(7)<F8>  (0.17)(7)<F8>  (0.15)(8)<F9>  (0.11)(8)<F9>
     Net realized and unrealized gains
       (losses) on investments                              (2.73)         (2.73)          4.57           4.56
                                                           ------         ------         ------         ------
            Total from investment operations                (2.93)         (2.90)          4.42           4.45
                                                           ------         ------         ------         ------
Less distributions:
     Dividends in excess of net investment income              --             --             --          (0.02)
     Distributions in excess of net realized gains          (0.18)         (0.18)            --             --
     Return of capital                                      (0.14)         (0.14)            --             --
                                                           ------         ------         ------         ------
            Total distributions                             (0.32)         (0.32)            --          (0.02)
                                                           ------         ------         ------         ------
Net asset value, end of period                            $ 11.17        $ 11.21        $ 14.42        $ 14.43
                                                           ------         ------         ------         ------
                                                           ------         ------         ------         ------
Total return (2)<F3>(3)<F4>                               (20.44%)       (20.21%)        44.20%         44.53%
Supplemental data and ratios:
     Net assets, end of period                         $1,137,385    $10,681,337       $921,991    $10,858,957
     Ratio of operating expenses to
       average net assets(4)<F5>(5)<F6>                     2.00%          1.75%          2.00%          1.75%
     Ratio of net investment loss to
       average net assets(4)<F5>(5)<F6>                    (1.72%)        (1.47%)        (1.36%)        (1.11%)
     Portfolio turnover rate (6)<F7>                      353.27%        353.27%        204.05%        204.05%

 (1)<F2>  Commencement of operations.
 (2)<F3> Not annualized for the period December 2, 1996 through September 30, 1997.
 (3)<F4> The total return does not reflect the 3% front-end sales charge for the Retail Class.
 (4)<F5>  Annualized for the period December 2, 1996 through September 30, 1997.
 (5)<F6> Without expense reimbursements of $107,092 and $120,419 for the year ended September 30, 1998 and the period December 2, 1996 through September 30, 1997, respectively, the ratio of operating expenses to average net assets would have been 2.85% and 4.23% for the Retail class and 2.60% and 3.98% for the Institutional class, respectively. The ratio of net investment loss to average net assets would have been (2.57%) and (3.60%) for the Retail class and (2.32%) and (3.35%) for the Institutional class, respectively.
 (6)<F7> Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (7)<F8> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 (8)<F9> Net investment loss per share represents net investment loss divided by the monthly average shares of beneficial interest outstanding throughout the period December 2, 1996 through September 30, 1997.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 1998

     SHARES                                                         VALUE
     ------                                                         -----

             COMMON STOCKS -- 86.0%
             BUSINESS SERVICES -- 16.3%
     20,000  Century Business Services, Inc.*<F8>                  $ 407,500
     14,000  Dendrite International, Inc.*<F8>                       334,250
      5,000  INSpire Insurance Solutions, Inc.*<F8>                  118,125
      4,000  Mail-Well, Inc.*<F8>                                     34,250
     13,000  META Group, Inc.*<F8>                                   424,937
     12,000  National Computer Systems, Inc.                         354,000
      4,000  Personnel Group of America, Inc.*<F8>                    49,250
      5,000  Service Experts, Inc.*<F8>                              139,063
      3,000  Tetra Tech, Inc.*<F8>                                    67,500
                                                                  ----------
                                                                   1,928,875
                                                                  ----------
             COMPUTERS -- 13.2%
      5,000  Cybex Computer Products Corporation*<F8>                125,625
      4,000  Dell Computer Corporation *<F8>                         263,000
      7,000  Jack Henry & Associates, Inc.                           334,250
      7,000  Kronos Incorporated *<F8>                               259,000
      5,000  PC Connection, Inc.*<F8>                                 51,250
      3,000  Rambus Inc.*<F8>                                        192,000
      6,000  VERITAS Software Corporation *<F8>                      331,500
                                                                  ----------
                                                                   1,556,625
                                                                  ----------
             CONSUMER PRODUCTS -- 0.4%
      5,000  Oakley, Inc.*<F8>                                        48,125
                                                                  ----------
             DISTRIBUTION -- 2.8%
      8,000  U.S. Foodservice, Inc.*<F8>                             333,000
                                                                  ----------
             ELECTRONICS -- 3.0%
      7,000  Symbol Technologies, Inc.                               359,188
                                                                  ----------
             FINANCIAL SERVICES -- 3.3%
     15,000  Concord EFS, Inc.*<F8>                                  387,188
                                                                  ----------
             FOOD, BEVERAGES & TOBACCO -- 2.6%
     10,000  The Earthgrains Company                                 309,375
                                                                  ----------
             HEALTH CARE SERVICES -- 0.7%
      2,000  Assisted Living Concepts, Inc.*<F8>                      28,375
      3,000  Stericycle, Inc.*<F8>                                    59,250
                                                                  ----------
                                                                      87,625
                                                                  ----------
             HEALTH CARE INFORMATION SYSTEMS -- 6.3%
      4,000  ADAC Laboratories                                        96,000
      5,000  Eclipsys Corporation*<F8>                               114,375
     10,000  IDX Systems Corporation*<F8>                            530,000
                                                                  ----------
                                                                     740,375
                                                                  ----------
             INTERNET -- 1.1%
      1,000  Yahoo! Inc.*<F8>                                        129,500
                                                                  ----------
             MEDICAL PRODUCTS -- 1.3%
      1,000  MiniMed Inc.*<F8>                                        66,000
      2,000  Xomed Surgical Products, Inc.*<F8>                       82,250
                                                                  ----------
                                                                     148,250
                                                                  ----------
             RESTAURANTS -- 3.0%
      9,000  Tricon Global Restaurants, Inc.*<F8>                    351,000
                                                                  ----------
             RETAIL -- 1.5%
      3,000  Rent-Way, Inc.*<F8>                                      73,875
      5,000  Sonic Automotive, Inc.*<F8>                              99,062
                                                                  ----------
                                                                     172,937
                                                                  ----------
             SAVINGS & LOANS -- 2.0%
     15,000  TeleBanc Financial Corporation*<F8>                     241,875
                                                                  ----------
             SEMICONDUCTORS -- 5.5%
      6,000  Maxim Integrated Products, Inc.*<F8>                    167,250
     20,000  TranSwitch Corporation*<F8>                             298,750
      8,000  Vitesse Semiconductor Corporation*<F8>                  189,000
                                                                  ----------
                                                                     655,000
                                                                  ----------
             SOFTWARE -- 20.2%
      2,000  BMC Software, Inc.*<F8>                                 120,125
      8,000  Best Software, Inc.*<F8>                                192,000
      9,000  Compuware Corporation*<F8>                              529,875
     10,000  Concord Communications, Inc.*<F8>                       397,500
      3,000  J.D. Edwards & Company*<F8>                             144,000
      6,000  Legato Systems, Inc.*<F8>                               308,250
     10,000  Mercury Interactive Corporation*<F8>                    396,875
      2,000  Peregrine Systems, Inc.*<F8>                             80,500
      2,000  Policy Management Systems Corporation*<F8>               81,000
      4,000  TSI International Software Ltd.*<F8>                    138,500
                                                                  ----------
                                                                   2,388,625
                                                                  ----------
             TELECOMMUNICATIONS -- 1.6%
      3,000  Dycom Industries, Inc.*<F8>                              93,375
      2,000  Gilat Satellite Networks Ltd.*<F8>                       90,000
                                                                  ----------
                                                                     183,375
                                                                  ----------
             TEXTILES & APPAREL -- 1.2%
      4,000  WestPoint Stevens, Inc.*<F8>                            122,000
      2,000  Wolverine World Wide, Inc.                               21,750
                                                                  ----------
                                                                     143,750
                                                                  ----------
             TOTAL COMMON STOCKS (Cost $9,303,941)                10,164,688
                                                                  ----------
             SHORT-TERM INVESTMENTS -- 8.8%
   PRINCIPAL
     SHARES                                                         VALUE
     ------                                                         -----
             VARIABLE RATE DEMAND NOTES#<F9> -- 8.8%
   $262,000  American Family Financial Services Inc., 4.9628%        262,000
    575,000  Firstar Bank, 5.0937%                                   575,000
    134,760  Warner-Lambert Co., 4.9630%                             134,760
     64,664  Wisconsin Electric Power Company, 4.9628%                64,664
                                                                  ----------
             TOTAL SHORT-TERM INVESTMENTS (Cost $1,036,424)        1,036,424
                                                                  ----------
             TOTAL INVESTMENTS -- (COST OF $10,340,365)           11,201,112
             SECURITIES SOLD SHORT -- (0.8)%
      5,000  TJX Companies, Inc.                                    (89,063)
                                                                  ----------
             TOTAL SECURITIES SOLD SHORT (PROCEEDS $87,660)         (89,063)
                                                                  ----------
             Other Assets, less Liabilities - 6.0%                   706,673
                                                                  ----------
             TOTAL NET ASSETS - 100.0%                           $11,818,722
                                                                  ----------
                                                                  ----------

   *<F8>  Non-income producing security.
   #<F9> Variable rate demand notes are considered short-term obligations and are payable on demand.
          Interest rates change periodically on specified dates. The rates listed are as of September 30, 1998.

                     See notes to the financial statements.

ROCKLAND GROWTH FUND
NOTES TO THE FINANCIAL STATEMENTS -- SEPTEMBER 30, 1998

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The Rockland Funds Trust (the "Trust") was organized on July 31, 1996, as a Delaware business trust and is registered as an open-end management investment company under the Investment Company Act of 1940 ("1940 Act"). The Trust currently consists of one series, The Rockland Growth Fund (the "Fund"). The investment objective of the Fund is to seek capital appreciation. In seeking its investment objective of capital appreciation, the Fund will, under normal market conditions, invest primarily in equity securities of domestic companies. The Fund is structured for flexibility and risk reduction, but centered around investment in high quality growth stocks with an emphasis on those companies whose growth potential, in the opinion of the Fund's investment adviser, GREENVILLE CAPITAL MANAGEMENT, INC., has been overlooked by Wall Street analysts. The Fund issued and sold 10,000 Institutional shares of its capital stock at $10 per share on October 21, 1996. The Fund commenced operations on December 2, 1996.

     The costs incurred in connection with the organization, initial registration and public offering of shares, aggregating $34,078, have been paid by the Adviser. The Fund has reimbursed the Adviser. These costs are being amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations.

     The Fund has issued two classes of shares: Retail and Institutional. The Retail shares are subject to a 0.25% 12b-1 fee and an initial sales charge imposed at the time of purchase, in accordance with the Fund's prospectus. The maximum sales charge is 3% of the offering price or 3.09% of the net asset value. Each class of shares has identical rights and privileges except with respect to 12b-1 fees paid by Retail shares and voting rights on matters affecting a single class of shares.

     The following is a summary of significant accounting policies consistently followed by the Fund.

     a) Investment Valuation - Common stocks, other equity-type securities, and securities sold short that are listed on a security exchange or quoted on NASDAQ are valued at the last quoted sales price on which such securities are primarily traded. Common stocks, other equity-type securities, and securities sold short which are listed on an exchange or the NASDAQ Stock Market but which are not traded on the valuation date are valued at the mean between the current bid and asked price. Options purchased or written by the Fund are valued at the average of the current bid and asked prices. Mutual fund investments are valued at the net asset value on the day the valuation is made. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by management in accordance with procedures approved by the Board of Trustees. Debt securities (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

     b) Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income as well as any net realized gains to its shareholders. Therefore, no federal income tax provision is required.

     c) Distributions to Shareholders - Dividends from net investment income are declared and paid annually in December. Distributions of net realized capital gains, if any, will be declared at least annually and distributed in December. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes.

        Generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets. On the statement of assets and liabilities, as a result of permanent book-to-tax differences, $137,126 has been reclassified from capital with $184,078 posted to accumulated undistributed net investment income and $46,952 posted from accumulated net realized loss. These differences relate to the use of the net operating loss as an offset against short-term gains for tax purposes and the amortization of organization costs for tax purposes.

        Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of losses from wash sales. Temporary differences also result from post-October 31 losses of $535,559, which are not recognized for tax purposes until the first day of the following fiscal year.

        On December 31, 1996, a dividend of $3,001 was paid to Institutional shareholders of record on December 30, 1996. There were no Retail shareholders as of the record date.

     d) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     e) Foreign Securities - Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

     f) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund, and interest income is recognized on an accrual basis.

2.   SHARES OF BENEFICIAL INTEREST

     Transactions in shares of beneficial interest for the year ending September 30, 1998 were as follows:

                                                          $         SHARES
                                                          --        ------
     RETAIL SHARES:
     Shares sold                                    $   622,498      47,437
     Shares issued to holders in
       reinvestment of dividends                         24,156       2,074
     Shares redeemed                                   (149,376)    (11,613)
                                                     ----------   ---------
     Net increase                                   $   497,278      37,898
                                                     ----------
                                                     ----------
     SHARES OUTSTANDING:
     Beginning of period                                             63,949
                                                                  ---------
     end of period                                                  101,847
                                                                  ---------
                                                                  ---------
     INSTITUTIONAL SHARES:
     Shares sold                                     $2,716,883     210,145
     Shares issued to holders in
       reinvestment of dividends                        245,961      21,094
     Shares redeemed                                   (367,758)    (30,773)
                                                     ----------   ---------
     Net increase                                     2,595,086     200,466
                                                     ----------
                                                     ----------
     SHARES OUTSTANDING:
     Beginning of period                                            752,698
                                                                  ---------
     end of period                                                  953,164
                                                                  ---------
                                                                  ---------
     TOTAL INCREASE                                  $3,092,364   1,055,011
                                                     ----------   ---------
                                                     ----------   ---------

3.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of investments, excluding short-term investments and short positions, by the Fund for the year ended September 30, 1998, were $41,069,616 and $40,225,051, respectively.

     At September 30, 1998, gross unrealized appreciation and depreciation of investments for tax purposes were as follows:

     Appreciation                                           $1,147,101
     (Depreciation)                                          (402,466)
                                                            ----------
          Net appreciation on investments                     $744,635
                                                            ----------
                                                            ----------

     At September 30, 1998, the cost of investments for federal income tax purposes was $10,456,477.

4.   INVESTMENT ADVISORY AND OTHER AGREEMENTS

     The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with Greenville Capital Management, Inc. Pursuant to its advisory agreement with the Trust, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

     The Investment Adviser has voluntarily agreed to waive its management fee and/or reimburse the operating expenses to the extent necessary to insure that the total operating expenses do not exceed 2.00% and 1.75% of the Fund's average daily net assets for the Retail class and Institutional class, respectively.

     Firstar Mutual Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. Firstar Bank Milwaukee, N.A. serves as custodian for the Fund.

5.   SHORT POSITIONS

     As a portfolio management strategy, the Fund may engage in short sales of securities, which result in obligations of the Fund to make a future delivery of a specific security. These obligations are subject to the risk that the security's market price at the delivery date will exceed the amount of proceeds initially received, and that the Fund may be required to purchase the security at prevailing market prices (or deliver the security if owned by the Fund) and thus realize a loss on the transaction. Obligations under short sales are reported as liabilities and are adjusted to the current market value of the security to be delivered. The Fund generally maintains deposits with brokers approximating the market value of securities sold short. At September 30, 1998, the Fund had 0.8% of its net assets in short positions.

6.   DISTRIBUTION PLAN

     The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), which requires the Retail class to pay the Distributor a distribution fee of up to 0.25% of its average daily net assets computed on an annual basis. Under the terms of the Plan, the Distributor is authorized to, in turn, pay all or a portion of this fee to any securities dealer, financial institution or any other person who renders assistance in distributing or promoting the sale of Retail class shares pursuant to a written agreement. To the extent such fee is not paid to such persons, the Distributor may use the fee for its own distribution expenses incurred in connection with the sale of the shares, although it is the Distributor's current intention to pay out all or most of the fee. The Fund has incurred $3,019 pursuant to the Plan for the year ended September 30, 1998.

                                    TRUSTEES
                               Mr. Charles Cruice
                               Mr. Richard Gould
                               Dr. Peter Utsinger
                              Mr. Robert Harrison
                               Mr. Richard Vague

                                    OFFICERS
                         Mr. Charles Cruice, President
                          Mr. Richard Gould, Treasurer
                          Mr. Jeffrey Rugen, Secretary

                               INVESTMENT ADVISOR
                      Greenville Capital Management, Inc.
                         100 South Rockland Falls Road
                              Rockland, DE  19732

                                   CUSTODIAN
                          Firstar Bank Milwaukee, N.A.
                                  P.O. Box 701
                            777 E. Wisconsin Avenue
                              Milwaukee, WI  53202

                         ADMINISTRATOR, TRANSFER AGENT
                         AND DIVIDEND-DISBURSING AGENT
                       Firstar Mutual Fund Services, LLC
                                  P.O. Box 701
                                  Third Floor
                            615 East Michigan Street
                              Milwaukee, WI  53202

                            INDEPENDENT ACCOUNTANTS
                             KPMG Peat Marwick LLP
                            777 E. Wisconsin Avenue
                              Milwaukee, WI  53202

                                 LEGAL COUNSEL
                              Godfrey & Kahn, S.C.
                              780 N. Water Street
                              Milwaukee, WI  53202